FAIR VALUE MEASUREMENT - Total return swap contracts (Details) - TRS - shares	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Units outstanding	5,695,000
DSUs and RSUs
Financial Instruments
Percent of stock units that were economically hedged	89.50%	94.80%